Share capital - Warrant Plans (Details)				12 Months Ended
	Jun. 21, 2021 € / shares	Jun. 25, 2015 shares € / shares	Feb. 10, 2015 shares € / shares	Dec. 31, 2025 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)				0
Par value per share (euro per share) | € / shares				€ 0.03
BSA 2013 | Supervisory Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)		64,000	21,000
Par value per share (euro per share) | € / shares			€ 0.03
Exercise price (in euros per share) | € / shares		€ 19.54	€ 17.67
Number of awards lapsed or cancelled during the period (in shares)				21,000
Number of awards lapsed or cancelled during the period (in shares)		64,000
OSA 2022-06 O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares	€ 4.16
Number of awards lapsed or cancelled during the period (in shares)				0